Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Summary of Bonds

At origin (10/16/2017) :
Number of bonds	6,081,081
Nominal amount of the loan	179,999,997.60€
Nominal unit value of the bonds	29.60€
Conversion / exchange premium	30%
To GENFIT's reference share price :
22.77€
Annual nominal interest rate	3.5%
Payable semi-annually in arrears
Annual nominal interest rate	7.2%
Offering	10/16/2017
At par
Redemption	10/16/2022
Redemption prior to maturity at the option of the Company from
11/6/2020
if the arithmetic volume-weighted average price of
GENFIT's listed share price and the then prevailing conversion ratio over a
20
trading period exceeds
150%
of the nominal value of the OCEANEs.
After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 06/30/2021 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%

Summary of Convertible Loans

Convertible loans - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Convertible loans	165,454	170,782	48,097
TOTAL	165,454	170,782	48,097

Convertible loans - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Convertible loans	1,312	1,312	415
TOTAL	1,312	1,312	415

Convertible loans - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Convertible loans	164,142	169,470	47,682
TOTAL	164,142	169,470	47,682

Other Loans and Borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	2,645	1,540	15,824
Obligations under leases	12,281	10,131	7,069
Accrued interests	1	1	16
Other financial loans and borrowings	7	7	—
TOTAL	18,165	14,908	26,138

Other loans and borrowings - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Refundable and conditional advances	—	—	—
Bank loans	1,105	942	667
Obligations under leases	2,112	2,085	1,089
Accrued interests	1	1	16
Other financial loans and borrowings	7	7	—
TOTAL	3,226	3,035	1,773

Other loans and borrowings - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	1,540	598	15,156
Obligations under leases	10,169	8,046	5,980
Accrued interests	—	—	—
Other financial loans and borrowings	—	—	—
TOTAL	14,939	11,873	24,365

Summary of Refundable and Conditional Advances	The following table summarizes advances outstanding at December 31, 2021, 2020 and 2019.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2021/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2020/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2019/12/31

(in € thousands)						Net book value As of
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Summary of Bank Loans	Bank loans consisted of the following as of December 31, 2019:

Bank loans	Loan	Facility	Interest	Available As of 2019/12/31	Installments	Outstanding As of 2019/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	135
CDN 4	June 2017	600	0.36%	—	48 monthly	226
CDN 5	November 2018	500	0.46%	—	48 monthly	365
CIC 4	December 2016	265	0.69%	—	60 monthly	111
CIC 5	July 2017	1,000	0.69%	—	60 monthly	554
BNP 2	June 2016	500	0.80%	—	20 quarterly	177
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	525
BNP 4	April 2017	800	0.87%	—	60 monthly	537
AUTRES	-	—	—%	—	0	14
CDN PGE	June 2021	—	(*)	—	8 quaterly	—
CIC PGE	June 2021	—	(*)	—	8 quaterly	—
BNP PGE	June 2021	—	(*)	—	8 quaterly	—
NATIXIS PGE	June 2021	—	(*)	—	8 quaterly	—
BPI PGE	July 2021	—	1.85%	—	16 quaterly	—
BPI PRÊT TAUX BONIFIE	November 2021	—	2.25%	—	20 quaterly	—
TOTAL		5,215		—		2,645
Bank loans consisted of the following as of December 31,2020:

Bank loans	Loan	Facility	Interest	Outstanding As of 2020/12/31	Installments	Outstanding As of 2020/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	34
CDN 4	June 2017	600	0.36%	—	48 monthly	75
CDN 5	November 2018	500	0.46%	—	48 monthly	241
CIC 4	December 2016	265	0.69%	—	60 monthly	58
CIC 5	July 2017	1,000	0.69%	—	60 monthly	354
BNP 2	June 2016	500	0.80%	—	20 quarterly	76
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	315
BNP 4	April 2017	800	0.87%	—	60 monthly	377
AUTRES	-	—	0.00%	—	0	9
CDN PGE	June 2021	—	(*)	—	8 quaterly	—
CIC PGE	June 2021	—	(*)	—	8 quaterly	—
BNP PGE	June 2021	—	(*)	—	8 quaterly	—
NATIXIS PGE	June 2021	—	(*)	—	8 quaterly	—
BPI PGE	July 2021	—	1.85%	—	16 quaterly	—
BPI PRÊT TAUX BONIFIE	November 2021	—	2.25%	—	20 quaterly	—
TOTAL		5,215		—		1,540
Bank loans consisted of the following as of December 31, 2021:

Bank loans	Loan	Facility	Interest	Available	Installments	Outstanding
	date	size	rate	as of		as of
(in € thousands)				2021/12/31		2021/12/31
CDN 3	April 2016	500	0.72%	—	60 monthly	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—
CDN 5	November 2018	500	0.46%	—	48 monthly	115
CIC 4	December 2016	265	0.69%	—	60 monthly	4
CIC 5	July 2017	1,000	0.69%	—	60 monthly	152
BNP 2	June 2016	500	0.80%	—	20 quarterly	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	105
BNP 4	April 2017	800	0.87%	—	60 monthly	217
AUTRES	-	—	0.00%	—	0	20
CDN PGE	June 2021	900	(*)	—	8 quaterly	900
CIC PGE	June 2021	2,200	(*)	—	8 quaterly	2,200
BNP PGE	June 2021	4,900	(*)	—	8 quaterly	4,900
NATIXIS PGE	June 2021	3,000	(*)	—	8 quaterly	3,000
BPI PGE	July 2021	2,000	1.85%	—	16 quaterly	2,000
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quaterly	2,250
TOTAL		20,465		—		15,864
  (*) Will be defined at the end of the prorogation date.

Summary of Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2021-12-31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	48,097	415	—	—	47,682	—	—
Bank loans	15,824	667	3,728	6,424	3,694	840	470
Leases	7,069	1,089	939	925	932	942	2,242
Accrued interests	16	16	—	—	—	—	—
TOTAL - Other loans and borrowings	71,006	2,188	4,667	7,349	52,308	1,782	2,712
TOTAL	74,235	2,188	4,667	7,349	52,308	1,782	5,941